INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended			120 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
INCOME TAXES
Unified income tax rate				25.00%
Current and deferred components of the income tax expense
Current tax expense	$ 9,291	$ 3,842	$ 2,421
Deferred tax expense	(5,479)	(1,687)	(1,441)
Income tax expense net	3,812	2,155	980
Deferred tax assets
Accrued expenses	3,615	2,918	2,340	$ 3,615
Net operating loss carry-forwards	11,337	6,306	5,637	11,337
Total deferred tax assets	14,952	9,224	7,977	14,952
Less: valuation allowance	(2,522)	(2,273)	(2,256)	(2,522)
Deferred tax assets, net	12,430	6,951	5,721	12,430
Net operating loss carried forward	45,348			45,348
Reconciliation of the effective tax rate and the statutory income tax rate
(Loss) income before income taxes	10,592	8,231	(316)
Income tax (benefit) expense computed at an applicable tax rate of 25%	2,648	2,058	(79)
Permanent differences	6	80	355
Effect of income tax rate difference in other jurisdictions	909		482
Change in valuation allowance	249	17	222
Income tax expense net	$ 3,812	$ 2,155	$ 980
Withholding tax (as a percent)	10.00%
Deferred tax liabilities accrued for the Chinese dividend withholding taxes	$ 0			$ 0